DIREXION SHARES ETF TRUST

Direxion Daily FTSE Developed Markets Bull 1.25X Shares (LLDM)

Supplement dated June 23, 2016 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated February 29, 2016, as last supplemented June 13, 2016

The Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved a change in the investment objective, investment strategy and underlying index of the Direxion Daily FTSE Developed Markets Bull 1.25X Shares (the “Fund”).

Effective August 22, 2016, the underlying index for the Fund will change as shown in the table below and all references to the Current Index in the Summary Prospectus, Prospectus and SAI will be replaced with the New Index:

Fund Name	Current Index	New Index
Direxion Daily FTSE Developed Markets Bull 1.25X Shares	FTSE Developed ex North America Index	FTSE Developed All Cap ex US Index

Effective August 22, 2016, all descriptions of the Fund’s Current Index in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the Fund’s New Index:

New Index Description

FTSE Developed All Cap ex US Index

The Index consists of the stocks of large-, mid- and small-capitalization companies in developed market countries excluding the United States. The Index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization. As of May 31, 2016, the Index included the following 24 countries: Australia, Austria, Belgium & Luxembourg, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Korea, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Companies from Japan, the United Kingdom, Canada, France, Germany, Switzerland and Australia represented the largest percentages in the Index.

As of May 31, 2016, the Index was comprised of 3,710 companies with an average market capitalization of $4.2 billion and a median market capitalization of $989 million. Component securities had capitalizations ranging from $31 million to $227.7 billion as of May 31, 2016. As of May 31, 2016, the Index was concentrated in the financials, consumer goods and industrials sectors.

In addition, in the summary section of the Fund’s Summary Prospectus and on page 26 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate from December 31, 2012 (the inception date of the Index) through December 31, 2015 was 10.83%. The Index’s highest volatility rate for any one calendar year during the period from December 31, 2012 through December 31, 2015 was 12.97% and volatility for a shorter period of time may have been substantially higher. The

Index’s annualized performance for the period from December 31, 2012 through December 31, 2015 was 9.36%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

Also, in the summary section of the Fund’s Summary Prospectus under “Principal Investment Risks,” and in the statutory Prospectus under “Additional Information Regarding Principal Risks” on page 58, the following risk is added and the Technology and Telecommunications Sectors Risk is removed.

Consumer Goods Sector Risk - The Fund invests in, and/or has exposure to, the securities of companies in the consumer goods sector. Because companies in the consumer goods sector manufacture products, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Additionally, government regulation, including new laws, affecting the permissibility of using various production methods or other types of inputs such as materials, may adversely impact companies in the consumer goods industry. Changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors may adversely impact companies in the consumer goods sector.

Finally, on page 54 of the statutory Prospectus, in the section titled “Additional Information Regarding Investment Techniques and Policies - Market Volatility,” the table titled “Table 2 – Historic Volatility of each Fund’s Benchmark Index” is revised as follows to include the New Index’s annualized volatility rate for the five-year period ended December 31, 2015:

Index	5-Year Historical Volatility Rate
FTSE Developed All Cap ex US Index (Inception Date: December 31, 2012)	9.36%

For more information, please contact the Funds at (866) 476-7523.

*        *        *         *        *

Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.

DIREXION SHARES ETF TRUST

Direxion Daily FTSE Europe Bull 3X Shares (EURL)

Supplement dated June 23, 2016 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated February 29, 2016, as last supplemented June 13, 2016

The Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved a change in the investment objective, investment strategy and underlying index of the Direxion Daily FTSE Europe Bull 3X Shares (the “Fund”).

Effective August 22, 2016, the underlying index for the Fund will change as shown in the table below and all references to the Current Index in the Summary Prospectus, Prospectus and SAI will be replaced with the New Index:

Fund Name	Current Index	New Index
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe Index	FTSE Developed Europe All Cap Index

Effective August 22, 2016, all descriptions of the Fund’s Current Index in the Fund’s Summary Prospectus, Prospectus and SAI will be replaced with the following description of the New Index:

New Index Description

FTSE Developed Europe All Cap Index

The Index is a market capitalization weighted index that is designed to measure the equity market performance of large-, mid- and small-cap companies in developed markets in Europe. As of May 31, 2016, the Index consisted of the following 16 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of May 31, 2016, the Index had an average market capitalization of $7.1 billion and a median market capitalization of $1.9 billion. As of May 31, 2016, the Index included companies with capitalizations ranging from $63 million to $227.7 billion. As of May 31, 2016, the Index was concentrated in the financials sector.

In addition, in the summary section of the Fund’s Summary Prospectus and on page 107 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:

The Index’s annualized historical volatility rate for the period from December 31, 2012 (the inception date of the Index) through December 31, 2015 was 14.75%. The Index’s highest volatility rate for any one calendar year for the period from December 31, 2012 through December 31, 2015 was 17.17% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the period from December 31, 2012 through December 31, 2015 was 5.67%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.

Also, in the summary section of the Fund’s Summary Prospectus under “Principal Investment Risks,” and in the statutory Prospectus under “Additional Information Regarding Principal Risks” on page 611, the Industrials Sector Risk is removed for the Fund.

Finally, on page 606 of the statutory Prospectus, in the section titled “Additional Information Regarding Investment Techniques and Policies - Market Volatility,” the table titled “Table 2 – Historic Volatility of the Fund’s Benchmark Index” is revised as follows to include the New Index’s annualized volatility rate for the five-year period ended December 31, 2015:

Index	5-Year Historical Volatility Rate
FTSE Developed Europe All Cap Index (Inception Date: December 31, 2012)	14.75%

For more information, please contact the Funds at (866) 476-7523.

*        *         *        *        *

Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.